Note 9 - Payroll and Related Benefits - Schedule of Payroll and Related Benefits (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Wages and salaries	R$ 3,422,000,000	R$ 3,371,200,000	R$ 3,038,900,000
Social security contributions	789,300,000	741,100,000	727,200,000
Other personnel cost	726,600,000	616,200,000	613,800,000
Increase in liabilities for defined benefit plans	142,000,000	138,700,000	151,700,000
Share-based payment	162,700,000	236,900,000	189,300,000
Contributions to defined contribution plans	32,200,000	18,900,000	25,300,000
Total	R$ 5,274,800,000	R$ 5,123,000,000	R$ 4,746,200,000